Loans (Additional Information) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Specific reserves to customers whose loan terms have been modified in troubled debt restructurings	$ 34,000		$ 34,000		$ 0	$ 1,945,000	$ 108,000
Charge-offs due to troubled debt restructurings	0	0	0	0	0	834,000
Provision for Loan Losses	270,000		379,000		2,230,000	4,226,000
Allowance for Loan and Lease Losses, Period Increase (Decrease)	(210,000)	0	(210,000)	0
Carrying amount, Net of Allowance	9,701,000		9,701,000		11,086,000	16,121,000
Troubled Debt Restructuring [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for Loan Losses					88,000	77,000
Allowance for Loan and Lease Losses, Period Increase (Decrease)	70		61,000
Subsequently Defaulted [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Specific reserves to customers whose loan terms have been modified in troubled debt restructurings	0		0		12	500,000
Charge-offs due to troubled debt restructurings					$ 306,000	$ 500,000